Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	2021	2020
North West Redwater Partnership	$—	$555
Prepaid cost of service toll	157	162
Risk management (note 19)	140	136
Long-term inventory	126	121
Other (1)	177	190
	600	1,164
Less: current portion	35	82
	$565	$1,082
(1)The acquisition of Painted Pony in 2020 included physical sales contracts (note 7).

Summary of assets, liabilities, partners' equity and equity (income) loss related to joint venture
The assets, liabilities, partners’ equity, product sales and equity loss related to NWRP at December 31, 2021 and 2020 were comprised as follows:

	2021	2020
Current assets	$280	$230
Non-current assets	$10,806	$11,098
Current liabilities	$798	$3,146
Non-current liabilities	$11,412	$8,488
Partners’ equity (1)	$(1,124)	$(306)
Partners’ equity (1) at Company's 50% interest	$(562)	$(153)
Revenue (2)	$1,168	$1,348
Net loss (3)	$18	$188
(1)In 2021, NWRP paid partnership distributions at 100% interest of $800 million.
(2)Included in NWRP's revenue for 2021 is $294 million (2020 – $174 million) paid by the Company for its 25% share of the refining toll.
(3)Included in the net loss for 2021 is the impact of depreciation and amortization expense of $278 million (2020 – $214 million) and interest and other financing expense of $412 million (2020 – $420 million).